Condensed Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 26,424	$ 7,716
Net income (loss) attributable NGHC	26,392	7,672
Foreign currency translation adjustment, net of tax expense of $(304)	(597)	0
Unrealized holding (loss) gain on securities, net of tax expense of $4,478 and $(598) in 2014 and 2013, respectively	8,771	(1,111)
Reclassification adjustment for securities sold during the period, net of tax expense of $0 and $690 in 2014 and 2013, respectively	0	1,282
Other comprehensive income, net of tax	8,174	171
Comprehensive income	34,598	7,887
Comprehensive income attributable to non-controlling interest	(32)	(44)
Comprehensive income attributable to NGHC	$ 34,566	$ 7,843